Financial Instruments (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Cash in bank	$ 353,087	$ 509,224		$ 385,141
Cash and cash equivalents	$ 353,087	$ 509,224	$ 609,431	$ 385,141	$ 668